Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) before tax	$ 41,592	$ 1,795	$ 40,466
At applicable statutory tax rate
Amount computed at corporate tax of 0%	0	0	0
Foreign tax rate differences	3,960	(1,429)	44
Permanent differences:
Tax deduction foreign exchange losses in local currency	0	0	(2,535)
Non deductible withholding taxes	777	905	189
Tax exemptions	(27)	(29)	0
Non deductible other financial items	580	286	0
Non deductible (taxable) foreign exchange loss (gain)	32	61	0
Other non deductible costs	102	198	60
Tax credits	(1,053)	(999)	0
Deferred tax asset not probable of realization	0	0	2,626
Adjustment for valuation allowance	(4,058)	1,488	(384)
Tax expense (benefit) for year recognized in net income	$ 313	$ 481	$ 0